Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, reserved for issuance under the Registrant's 2021 Omnibus Incentive Plan
Amount Registered | shares	65,000,000
Proposed Maximum Offering Price per Unit	0.89
Maximum Aggregate Offering Price	$ 57,850,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,989.09
Offering Note	(1) This Registration Statement on Form S-8 (this "Registration Statement") covers 65,000,000 shares of Class A common stock ("Common Stock") of Alight, Inc. (the "Registrant") that were added to the shares of Common Stock authorized for issuance pursuant to the Registrant's 2021 Omnibus Incentive Plan (the "Plan"); and pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional shares of Common Stock that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on March 3, 2026.